Proportionately Consolidated Company and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Proportionately Consolidated Company and Discontinued Operations

NOTE 2—PROPORTIONATELY CONSOLIDATED COMPANY AND DISCONTINUED OPERATIONS:

a.	Proportionately consolidated company

The joint venture, Frontline, an Israeli limited partnership, is owned equally by the Company and Mentor Graphics Development Services (Israel) Ltd. and combines the former CAM operations of both companies.

The Company’s wholly-owned subsidiaries market and provide customer support in respect of Frontline’s products.

As more fully described in note 1b, the SEC has advised the Company that it will not object to the presentation of the Company’s interest in Frontline in the consolidated financial statements using the proportionate method as long as, inter alia, this accounting treatment is required under Israeli GAAP. Accordingly, the consolidated balance sheets as of December 31, 2012 and 2011, and the consolidated statements of operations and cash flows for each of the three years in the period ended December 31, 2012, reflect the assets, liabilities, operating results and cash flow components of Frontline on the basis of the Company’s percentage of holding.

Due to the elimination of the proportionate method of consolidation for joint ventures under applicable Israeli GAAP, which became effective on January 1, 2013, commencing from the first quarter of 2013, the Company will account for its interest in Frontline using the equity method and, as a result, will report its investment as one line item within other non-current assets in the Company’s consolidated balance sheets and its share of earnings on one line in the consolidated statement of operations with the same presentation applied in all prior periods. The Company’s share in the earnings of Frontline will be presented under operating income since Frontline is integrated into the operations of the Company.

The following Frontline data is reflected in the Company’s consolidated financial statements on the basis of the Company’s percentage of holding:

	December 31
	2012	2011
	$ in thousands
(i) Balance sheet data:
Assets:
Current assets	4,184	2,799
Property, plant and equipment—net	156	112
Funds in respect of employee rights upon Retirement	682	603

	5,022	3,514

Liabilities:
Current liabilities	602	553
Liability for employee rights upon retirement	999	935

	1,601	1,488

	Year ended December 31
	2012	2011	2010
	$ in thousands
(ii) Operating results data:
Revenues:
Sales of products	7,978	8,441	8,582
Services rendered	6,145	5,719	5,065
Cost of revenues:
Cost of products sold	(54)	(56)	(76)
Cost of services rendered	(2,123)	(1,983)	(1,771)
Research and development costs	(3,112)	(2,827)	(2,622)
Selling, general and administrative Expenses	(2,090)	(2,095)	(2,002)
Financial income (expenses)—net	19	36	(17)

Net income before taxes on income	6,763	7,235	7,159

(iii) Cash flow data:

Net cash provided by operating activities	7,038	7,153	6,306

Net cash used in investing activities	(126)	(32)	(70)

As to equity awards to employees of Frontline, see note 9b(iv)D.

b. Discontinued	operations:

(i)	Orbotech Medical Solutions Ltd.

On October 31, 2010, the Company and its subsidiary Orbotech Medical Solutions Ltd. (“OMS”) entered into an agreement with General Electric Company (“GE”) and a subsidiary of GE pursuant to which the subsidiary of GE acquired the assets of OMS for approximately $9.0 million in cash at closing, and up to an additional $5.0 million in cash, subject to the achievement, which is not dependent on Orbotech, of certain agreed performance-based milestones for a period of five years. As of December 31, 2012, no agreed upon milestones had been achieved. The transaction closed on February 10, 2011. Upon closing, the parties released each other from all mutual claims against one another relating to their business relations. No value was attributed to the disposition of the claims by GE against the Company. Upon closing, the Company recognized an after-tax income of approximately $6.4 million. OMS revenues were $0.8 million in the period from January 1, 2011 to February 10, 2011 and $6.1 million in 2010, respectively. OMS losses net of taxes were $1.0 million in the period from January 1, 2011 to February 10, 2011 and $4.0 million in 2010, respectively.

(ii)	Orbotech Medical Denmark A/S.

In May 2011, the management of Orbotech Medical Denmark A/S (“OMD”) acquired OMD from the Company for no consideration. OMD revenues were $3.1 million and $5.6 million in the period from January 1, 2011 to May 31, 2011 and in the year 2010, respectively. OMD losses, net of taxes, were $4.0 million and $4.7 million in the period from January 1, 2011 to May 31, 2011 and in the year 2010, respectively. OMD losses in 2010 included impairment of the remaining goodwill, of $0.7 million, and of the remaining other intangible assets of $0.8 million.

(iii)	Summarized financial information for the combined discontinued operations is set forth below:

	January 1 through the respective closing dates	Year ended December 31
	2011	2010
	$ in thousands
Total revenues	3,924	11,692

Income (loss) before income tax benefit	1,838	(9,460)
Income tax benefit (expenses)	(475)	743

Income (loss) from discontinued operations, net of tax	1,363	(8,717)

Income (loss) per share (basic) from discontinued operations	$0.03	$(0.25)

Income (loss) per share (diluted) from discontinued operations	$0.03	$(0.25)